GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL

NOTE 1:-  GENERAL

a.	General:

Magal Security Systems Ltd. ("the Parent Company" or "Magal") and its subsidiaries (together - "the Company") are international solutions providers of safety, security, site management and intelligence gathering and compilation of physical and cyber solutions and products. The Company's systems are used world-wide.

On October 1, 2014, FIMI Opportunity Fund ("FIMI"), completed the purchase of approximately 40% of Magal's outstanding shares from Ki Corporation Limited., a Company beneficially owned by Mr. Nathan Kirsh. Following the closing of the transaction, FIMI is the largest shareholder of Magal.

During 2014, the Company faced a significant decrease in its legacy Cyber activities. Therefore, the Company concluded that an impairment test for the Company's goodwill and other intangible assets was required during the fourth quarter of 2014.

As a result, in the fourth quarter of 2014, the Company recorded a non-cash impairment charge with respect to goodwill and other intangible assets as follows: Goodwill – $ 2,114 (see also Note 2k and 7) and Intangible assets – $ 325 (see also Note 2i and 6).

b.	2014 Acquisition:

On April 8, 2014, the Company completed the acquisition of all of the outstanding ordinary shares of a U.S.-based fiber optic sensing technology company for a total consideration of $4,286 in cash. The acquired company is a provider of advanced solutions for sensing, security and communication. The fiber optics sensor provide the most advanced and cost effective security solutions for military bases, airports, power plants, water treatment facilities, pipelines, secure data networks, and other critical infrastructures and high-value assets.

The acquisition aims to add key advanced fiber optic sensing technology to the Company's offering and to strengthen the Company's position in the market. The value of goodwill is attributed to synergies between the Company's portfolio and the acquired company's products and services. The entire goodwill was assigned to the Perimeter Products reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of the acquired company. The results of the acquired company's operations have been included in the consolidated financial statements since April 8, 2014.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (including cash of $411)	$821
Intangible assets	2,050
Deferred tax assets	474
Deferred tax liabilities	(819)
Goodwill	1,760

Total purchase price	$4,286

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of the acquired company's business.

The fair value of intangible assets was based on market participant approach using an income approach. Intangible assets that are subject to amortization are amortized over their estimated useful lives. For technology and backlog the Company is using the straight-line method and for customer relationships the Company is using the acceleration method.

The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

Fair value

Technology	$1,337
Customer relationships	315
Backlog	398

Total intangible assets	$2,050

Acquisition related costs for the year ended December 31, 2014 amounted to $ 135 and were included in general and administrative expenses.

The amounts of revenue and net earnings of the acquired company since the acquisition date included in the consolidated income statement for the reporting period are:

Year ended December 31,
2014

Revenues	$3,763

Net income	$733

Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2013 and 2014, assuming that the acquisitions of the Fiber Company occurred on January 1, 2013. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2013	2014

	Unaudited

Revenues	$55,282	$77,999

Net income (loss)	$(5,780)	$3,156

Basic and diluted income (loss) per share	$(0.36)	$0.19

c.	Acquisition of CyberSeal Ltd.:

On January 21, 2013, the Company completed the acquisition of all of the outstanding ordinary shares of CyberSeal Ltd. (Formerly: WebSilicon Network Integrations Ltd.) ("CyberSeal"), an Israeli-based company with monitoring offerings for landline and wireless networks.

The Company acquired CyberSeal for an aggregate consideration of $ 4,060 composed of the following:

Cash	$2,560
Warrants *)	1,500

Total purchase price	$4,060

*)
Represents the fair value of 898,204 warrants to purchase the shares of Magal, granted upon consummation of the acquisition. The fair value of these options was determined using a Binomial valuation model with the following assumptions: Contractual term of 6-7 years, risk-free interest rate of 1.78%-3.65%, expected volatility of 44.59%-57.31% and no dividend yield.

The purpose of acquisition of CyberSeal was to allow Magal to expand its offerings to deliver integrated physical and cyber solutions for its customers as well as for critical sites. The value of goodwill was attributed to synergies between Magal portfolio and CyberSeal's products and services. The entire goodwill was assigned to the Cyber reporting unit.

In the fourth quarter of 2014, the Company recorded a non-cash impairment charge with respect to goodwill and other intangible assets relates to the Cyber segment (see also Note 1, Note 2i and Note 2k).

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of CyberSeal. The results of CyberSeal's operations have been included in the consolidated financial statements since January 21, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (liabilities) (including cash of $167)	$(112)
Intangible assets	1,166
Deferred tax liabilities	(175)
Goodwill	3,181

Total purchase price	$4,060

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of CyberSeal's business.

The fair value of intangible assets was based on market participant approach using an income approach. Intangible assets that are subject to amortization are amortized over their estimated useful lives. For technology and backlog the Company is using the straight-line method and for customer relationships the Company is using the acceleration method.

The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

Fair value

Technology	$457
Customer relationships	386
Backlog	323

Total intangible assets	$1,166

Acquisition related costs for the years ended December 31, 2012 and 2013 amounted to $ 20 and $ 21, respectively, and were included mainly in general and administrative expenses.

The amounts of revenue and net earnings of CyberSeal since the acquisition date included in the consolidated income statement for year ended December 31, 2013 are:

Year ended December 31,
2013

Revenues	$1,638

Net loss	$(703)

Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2012 and 2013, assuming that the acquisitions of CyberSeal occurred on January 1, 2012. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2012	2013

	Unaudited

Revenues	$79,501	$51,527

Net income (loss)	$3,565	$(4,378)

Basic and diluted income (loss) per share	$0.22	$(0.27)